UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total: $    337,345,808

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc			      Common Stock	00206R102 $ 8,056,137 	 	  210,343     Sole		     Sole
American Express Co		      Common Stock	025816109 $13,116,000 	 	  300,000     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $ 2,441,664 	  	   57,600     Sole		     Sole
BP PLC				      Common Stock	055622104 $ 6,750,830 		  111,308     Sole		     Sole
Bank of America Corp		      Common Stock	060505104 $13,789,914 		  363,754     Sole		     Sole
Broadridge Financial		      Common Stock	11133T103 $   253,440 		   14,400     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 3,319,496 		   42,400     Sole		     Sole
Chevron Corp			      Common Stock	166764100 $ 6,933,622 		   81,228     Sole		     Sole
Citigroup Inc			      Common Stock	172967101 $ 9,249,499 		  431,816     Sole		     Sole
Coca-Cola Co/The		      Common Stock	191216100 $ 8,544,931 		  140,380     Sole		     Sole
Colgate-Palmolive Co		      Common Stock	194162103 $ 7,752,045 		   99,500     Sole		     Sole
Dell Inc			      Common Stock	24702R101 $14,137,224 		  709,700     Sole		     Sole
Dow Chemical Co/The		      Common Stock	260543103 $ 6,960,228 		  188,880     Sole		     Sole
EI Du Pont de Nemour		      Common Stock	263534109 $ 7,603,176 	 	  162,600     Sole		     Sole
Exxon Mobil Corp		      Common Stock	30231G102 $ 7,629,116 	 	   90,200     Sole		     Sole
General Electric Co		      Common Stock	369604103 $ 8,323,734 		  224,905     Sole		     Sole
Home Depot Inc			      Common Stock	437076102 $ 7,148,992 		  255,595     Sole		     Sole
Intel Corp			      Common Stock	458140100 $14,172,809 		  669,160     Sole		     Sole
International Bus Machines	      Common Stock	459200101 $ 6,977,484 		   60,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $ 8,347,472 		  128,680     Sole		     Sole
Kellogg Co			      Common Stock	487836108 $17,975,520 		  342,000     Sole		     Sole
Lowe's Cos Inc			      Common Stock	548661107 $14,452,200 		  630,000     Sole		     Sole
Merck & Co Inc			      Common Stock	589331107 $ 6,183,573 		  162,940     Sole		     Sole
Microsoft Corp			      Common Stock	594918104 $16,674,953 		  587,560     Sole		     Sole
Nucor Corp			      Common Stock	670346105 $21,270,360 		  314,000     Sole		     Sole
PNC Financial Services		      Common Stock	693475105 $ 9,487,061 		  144,686     Sole		     Sole
PepsiCo Inc			      Common Stock	713448108 $ 7,866,912 		  108,960     Sole		     Sole
Pfizer Inc			      Common Stock	717081103 $ 7,067,642 	 	  337,680     Sole		     Sole
Procter & Gamble Co		      Common Stock	742718109 $ 9,613,604 	 	  137,200     Sole		     Sole
Progressive Corp/The		      Common Stock	743315103 $12,888,140 		  802,000     Sole		     Sole
Sara Lee Corp			      Common Stock	803111103 $16,325,844 	 	1,167,800     Sole		     Sole
Texas Instruments		      Common Stock	882508104 $16,029,090 	 	  567,000     Sole		     Sole
3M Co				      Common Stock	88579Y101 $ 6,927,208 	 	   87,520     Sole		     Sole
Verizon Communications		      Common Stock	92343V104 $ 7,829,788 	 	  214,809     Sole		     Sole
Wachovia Corp			      Common Stock	929903102 $ 5,246,100 		  194,300     Sole		     Sole

====================================================================================================================================
